CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents (Note 2(e))	$ 124,666	$ 101,592
Time deposits (Note 2(e))	63,500	40,000
Accounts receivable, trade (Note 2(f))	6,565	5,870
Inventories (Note 2(g))	4,193	5,056
Prepaid expenses and other assets	7,490	8,696
Investments in equity securities (Note 5(b))	0	20,729
Fair value of derivatives	0	129
Total Current Assets	206,608	182,221
Fixed Assets:
Advances for vessels under construction (Note 6)	19,558	0
Vessels, net (Note 6)	833,412	900,192
Property and equipment, net (Note 7)	27,175	24,282
Total fixed assets	880,145	924,474
Other Noncurrent Assets
Restricted cash, non-current (Note 2(e) and 8)	19,000	20,000
Equity method investments (Note 4)	42,826	15,769
Other non-current assets	31	31
Deferred costs	17,838	15,278
Total Non-current Assets	964,410	984,189
Total assets	1,171,018	1,166,410
Current Liabilities
Long-term debt, current, net of deferred financing costs (Note 8)	45,230	49,512
Finance liabilities, current (Note 9)	9,608	9,221
Accounts payable	8,990	9,663
Accrued liabilities	11,896	12,416
Deferred revenue	4,235	3,563
Fair value of derivatives	31	0
Total Current Liabilities	80,180	85,134
Non-current Liabilities
Long-term debt, net of current portion and deferred financing costs (Note 8)	469,387	461,131
Finance liabilities, net of current portion (Note 9)	113,300	122,908
Fair value of derivatives (Note 2 (dd))	134	568
Warrant liability (Note 11(e))	1,802	6,332
Other non-current liabilities	1,158	1,316
Total Noncurrent Liabilities	585,781	592,255
Commitments and contingencies (Note 10)
Stockholders' Equity
Preferred stock (Note 11)	26	26
Common stock, $0.01 par value; 1,000,000,000 shares authorized and 125,203,405 and 113,065,725 issued and outstanding on December 31, 2024 and 2023, respectively (Note 11)	1,252	1,131
Additional paid in capital	1,139,363	1,101,425
Accumulated other comprehensive income	312	308
Accumulated deficit	(635,896)	(613,869)
Total Stockholders' Equity	505,057	489,021
Total Liabilities and Stockholders' Equity	1,171,018	1,166,410
Related Party [Member]
Current Assets
Accounts receivable, trade (Note 2(f))	194	149
Other Noncurrent Assets
Due from related parties, non-current (Note 4)	155	319
Investments in a related party (Notes 2(aa) and 5(a))	4,415	8,318
Current Liabilities
Accounts payable	$ 190	$ 759